Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in financial statements	$ 11,943,567	$ 11,792,391
Adjustment for assets related to plan merger not yet transferred	(72,562)	0
Participant loans deemed distributed	(7,467)	(1,638)
Deemed loans repaid	14	190
Net assets reported on Schedule H on Form 5500	$ 11,863,552	$ 11,790,943